Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

(212) 707-1791

April 25, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4/A

File Nos. 333-178750 and 811-22651

CIK #0001537470

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 1 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On December 23, 2011, we filed an initial Registration Statement on Form N-4 describing the new Retirement Cornerstone® Series 12.0 contract. On January 26, 2012, we received written comments on this filing from Ms. Alison White of the Securities and Exchange Commission staff. We provided responses to those comments on February 15, 2012. We received additional staff comments from Ms. White on February 28, 2012. We provided responses to those comments on March 9, 2012.

As discussed with Ms. White, the Registrant and Principal Underwriters are submitting a request for effectiveness as of April 30, 2012 or as soon thereafter as practicable. The desired effective date of the Registration Statement is April 30, 2012.

Please contact the undersigned at (212) 314-3970 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

cc: Alison White, Esq.

      Christopher E. Palmer, Esq.